Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	2020	2019	2018
Equity instruments at fair value through other comprehensive income (D.7.1.)	588	380	1,037
Debt instruments at fair value through other comprehensive income (D.7.2.)	426	403	359
Other financial assets at fair value through profit or loss (D.7.3.)	890	892	733
Pre-funded pension obligations (Note D.19.1.)	177	155	77
Long-term prepaid expenses	92	115	126
Long-term loans and advances and other non-current receivables	537	521	464
Derivative financial instruments (Note D.20.)	24	37	19
Total	2,734	2,503	2,815